Cover	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2022
Entity File Number	000-54987
Entity Registrant Name	Strategic Environmental & Energy Resources, Inc.
Entity Central Index Key	0001576197
Entity Tax Identification Number	02-0565834
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Interlocken Blvd
Entity Address, Address Line Two	Suite 680
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	720
Local Phone Number	460-3522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false